BUSINESS ACQUISITION - Additional information (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 19, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) installment	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Jan. 31, 2019 $ / shares	Oct. 27, 2017 USD ($)	Jul. 20, 2017 USD ($)	Jul. 03, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Businesses Acquired			14
Goodwill	$ 101,937		$ 101,937	$ 124	$ 84,434	$ 101,937					$ 0
Fair value change (loss) gain of contingent consideration				$ (86,256)	29,604	2,601
Number of installments | installment				4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory								$ 8,786	$ 3,721	$ 2,791
Revenues				$ 349,783	498,198	174,624
Net gain (loss)				(51,093)	72,540	(110,427)
Change in fair value of contingent consideration				86,256	$ (29,604)	(2,601)
Share Price | $ / shares					$ 4.25		$ 10.00
Equity Method Investments				$ 12,736	$ 19,614
Number of Installment | installment				4
Shandong [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net									$ 18,585
Revenues						33,263
Net gain (loss)						1,383
Chongqing [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net										$ 10,112
Revenues						17,290
Net gain (loss)						180
Wuhan [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net								$ 7,284
Revenues						0
Net gain (loss)						(10)
Trucker Path
Payments to Acquire Businesses, Gross	$ 7,616	$ 11,500
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain						2,903
Pro forma net revenues						203,391
Pro forma net loss						$ 116,397
Equity Method Investment, Ownership Percentage	100.00%		100.00%			100.00%
Business Acquisition, Percentage of Voting Interests Acquired	71.00%	29.00%	71.00%			71.00%
Cash Injection Dealerships [Member]
Business Acquisition Consideration, Cash Injected						$ 17,580
Business Combination, Contingent Consideration, Liability	$ 66,794		$ 66,794			66,794
Payments to Acquire Businesses, Gross						7,240
Used Car Dealers [Member]
Payments to Acquire Businesses, Gross						14,884
Business Combination, Consideration Transferred			$ 45,920
Financing Receivable Forgiven						$ 21,201
New Entity [Member]
Business Acquisition, Percentage of Voting Interests Acquired	70.00%		70.00%		70.00%	70.00%
Car Inventories Each Dealership [Member]
Business Combination, Consideration Transferred			$ 30,622
Shandong, Chongqing and Wuhan [Member]
Financing Receivable Forgiven					$ 14,206	$ 6,995
Other Payments to Acquire Businesses						2,951
Other Acquisition [Member]
Payments to Acquire Businesses, Gross						11,933
Revenues						71,483
Net gain (loss)						$ (1,652)